Prepaids, Deposits and Advances (Tables)	12 Months Ended
Dec. 31, 2022
Prepaids, Deposits and Other Receivables [Abstract]
Schedule of Prepaid deposits and other receivables
	December 31, 2022	December 31, 2021
Prepaid expenses	590	935
Indirect tax receivables(a)	2,007	2,322
Deposits	51	47
Other receivables and advances(a)	60	1,760
Total	$2,708	$5,064

(a)      December 31, 2021 amounts include $2,396 of other advances and indirect tax receivables to confirm to the current year presentation.